BOND PAYABLE	12 Months Ended
Dec. 31, 2024
BOND PAYABLE
BOND PAYABLE

11.         BOND PAYABLE

On October 29, 2019, Fang Holdings Limited issued a 364-day RMB-denominated bond (“Bond”) at par with a principal amount of RMB720,000,000 (equivalent to US$102,009) with an annual interest rate of 4.8% (Note 4). In 2020, Fang Holdings Limited redeemed the 1-year Bond and reissued a 3-year Bond with an annual interest rate of 4.25%. As a result of this change in the underlying asset, from 2020 onwards, the investment in the trust was reclassified as a long-term investment.

On September 21, 2022, Fang Holdings Limited extended the trust term by an additional year, with the new maturity date set to October 11, 2023. On September 21, 2023, upon maturity of the prior bond, the Company redeemed 50% of the principal amount (RMB360,000,000), and the remaining RMB360,000,000 principal was exchanged for a new bond agreement with GTJA under substantially the same terms, serving as a contractual continuation of the original arrangement. The new bond had a maturity date of October 9, 2024.

Upon maturity in October 2024, the Company again exchanged the matured bond for a new bond of the same principal amount (RMB360,000,000) and on similar terms, with the maturity date of October 9, 2025. In October 2025, the Company further exchanged the bond for a new bond of the same principal amount and substantially unchanged terms with the maturity date of October 9, 2026. All other key terms remained unchanged throughout these exchanges.

Management has concluded, in accordance with ASC 470-50, Debt Modifications and Extinguishments, that these extensions do not constitute a debt modification or extinguishment, as only the maturity date changed and the terms of the new debt and original instrument were not substantially different.